May 2, 2025

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Division of Investment Management

RE:    Talcott Resolution Life Insurance Company Separate Account Eleven (“Registrant”)
333-72042       HV-3572 - PremierSolutions State of Connecticut
333-72042       HV-3573 - PremierSolutions Chicago Public Schools
333-72042       HV-3574 - PremierSolutions Standard
333-72042       HV-4899 - PremierSolutions New Jersey Institutions of Higher Education
333-72042       HV-5244 - PremierSolutions Standard (Series II)
333-72042       HV-5776 - PremierSolutions Cornerstone
333-72042       HV-5795 - PremierSolutions Standard (Series A)
333-72042       HV-6779 - PremierSolutions Standard (Series A-II)
333-72042       HV-6775 - PremierSolutions Cornerstone (Series II)
333-72042       HV-7969 - State of Iowa Retirement Investors Club 403(b)
333-145655     HV-3739 - Group Variable Annuity Contracts
333-151805     HV-6776 - Premier Innovations (SM)
333-151805     HV-6777 - Hartford 403(b) Cornerstone Innovations
333-151805     HV-6778 - Premier Innovations (SM) (Series II)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify that:

1. The Prospectuses and Statements of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) pursuant to this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2. The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission.

If you should have any questions regarding the foregoing filing, please do not hesitate to contact me at 303-737-0172.

Sincerely,

/s/ Mike Knowles
Mike Knowles
Vice President and Assistant General Counsel
Empower Annuity Insurance Company of America and Empower Life & Annuity Insurance Company of New York,
sub-administrator and agent of Talcott Resolution Life Insurance Company
Separate Account Eleven